Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Debt

The Company’s outstanding balances under its debt agreements as of December 31, 2013 and 2012 were as follows (in thousands):

	December 31,
	2013	2012
SVB loan and security agreement	$29,111	$6,000
TriplePoint growth capital loan agreement	—	5,348
TriplePoint equipment loan agreement	5,032	8,151
Other	500	1,000
	34,643	20,499
Loan discounts	(416)	(435)
Net carrying value of debt	$34,227	$20,064

Schedule of Maturities of Long-term Debt	As of December 31, 2013, future principal payments are scheduled as follows (in thousands):
December 31, 2013
Year ending December 31:
2014	$9,910
2015	16,920
2016	3,750
2017	3,750
2018	313
$34,643